UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2017 (Unaudited)

Deutsche Small Cap Core Fund

	Shares	Value ($)
Common Stocks 94.9%
Consumer Discretionary 10.8%
Auto Components 1.0%
Cooper Tire & Rubber Co. (a)	44,371	1,601,793
Diversified Consumer Services 1.4%
K12, Inc.*	131,445	2,355,494
Hotels, Restaurants & Leisure 1.6%
ILG, Inc.	94,926	2,609,516
Household Durables 1.0%
Helen of Troy Ltd.*	17,700	1,665,570
Leisure Products 1.1%
American Outdoor Brands Corp.* (a)	83,500	1,850,360
Specialty Retail 3.5%
Caleres, Inc.	52,800	1,466,784
Rent-A-Center, Inc. (a)	207,800	2,435,416
The Children's Place, Inc.	18,267	1,865,061
		5,767,261
Textiles, Apparel & Luxury Goods 1.2%
Movado Group, Inc.	73,900	1,865,975
Consumer Staples 6.0%
Food Products 1.9%
John B. Sanfilippo & Son, Inc.	35,100	2,215,161
SunOpta, Inc.*	83,791	854,668
		3,069,829
Household Products 0.8%
Central Garden & Pet Co. "A"*	45,836	1,375,997
Personal Products 1.0%
Medifast, Inc.	40,500	1,679,535
Tobacco 2.3%
Universal Corp.	31,930	2,065,871
Vector Group Ltd.	79,233	1,689,247
		3,755,118
Energy 3.8%
Energy Equipment & Services 1.7%
Oil States International, Inc.*	54,251	1,472,915
SEACOR Holdings, Inc.*	24,500	840,350
SEACOR Marine Holdings, Inc.*	24,632	501,507
		2,814,772
Oil, Gas & Consumable Fuels 2.1%
Delek U.S. Holdings, Inc.	68,900	1,821,716
REX American Resources Corp.*	17,216	1,662,377
		3,484,093
Financials 13.9%
Banks 4.6%
Banco Latinoamericano de Comercio Exterior SA "E"	43,660	1,195,411
First Merchants Corp.	37,806	1,517,533
Hancock Holding Co.	49,912	2,445,688
UMB Financial Corp.	31,633	2,368,046
		7,526,678
Consumer Finance 1.3%
Encore Capital Group, Inc.* (a)	52,896	2,123,775
Insurance 4.9%
American Equity Investment Life Holding Co.	63,200	1,660,896
CNO Financial Group, Inc.	80,972	1,690,695
FBL Financial Group, Inc. "A"	28,591	1,758,347
Selective Insurance Group, Inc.	37,642	1,883,982
United Fire Group, Inc.	23,783	1,047,879
		8,041,799
Mortgage Real Estate Investment Trusts (REITs) 2.3%
Capstead Mortgage Corp.	143,614	1,497,894
Invesco Mortgage Capital, Inc.	137,400	2,295,954
		3,793,848
Thrifts & Mortgage Finance 0.8%
WSFS Financial Corp.	29,035	1,316,737
Health Care 19.6%
Biotechnology 2.2%
Ligand Pharmaceuticals, Inc.* (a)	14,415	1,749,981
Retrophin, Inc.*	92,400	1,791,636
		3,541,617
Health Care Equipment & Supplies 1.4%
Cardiovascular Systems, Inc.*	27,300	879,879
STERIS PLC	17,533	1,428,939
		2,308,818
Health Care Providers & Services 11.3%
BioScrip, Inc.* (a)	891,800	2,421,237
Centene Corp.*	24,292	1,940,445
Chemed Corp.	12,000	2,454,360
Kindred Healthcare, Inc.	174,063	2,027,834
Magellan Health, Inc.*	25,978	1,893,796
Molina Healthcare, Inc.*	51,847	3,586,775
Providence Service Corp.*	43,316	2,192,223
Tivity Health, Inc.*	50,700	2,020,395
		18,537,065
Health Care Technology 1.0%
HMS Holdings Corp.*	88,168	1,631,108
Life Sciences Tools & Services 0.8%
PAREXEL International Corp.*	15,204	1,321,380
Pharmaceuticals 2.9%
Avadel Pharmaceuticals PLC (ADR)*	276,042	3,044,743
Prestige Brands Holdings, Inc.*	33,835	1,786,827
		4,831,570
Industrials 14.8%
Aerospace & Defense 1.9%
Curtiss-Wright Corp.	10,971	1,006,918
Moog, Inc. "A"*	28,600	2,051,192
		3,058,110
Airlines 1.7%
Hawaiian Holdings, Inc.*	37,575	1,764,146
JetBlue Airways Corp.*	48,454	1,106,205
		2,870,351
Building Products 1.1%
Gibraltar Industries, Inc.*	50,300	1,793,195
Commercial Services & Supplies 3.2%
Advanced Disposal Services, Inc.*	72,871	1,656,358
Deluxe Corp.	20,306	1,405,582
Ennis, Inc.	118,263	2,258,823
		5,320,763
Construction & Engineering 1.2%
Aegion Corp.*	54,023	1,182,024
Primoris Services Corp.	33,713	840,802
		2,022,826
Electrical Equipment 1.0%
Atkore International Group, Inc.*	75,047	1,692,310
Machinery 3.3%
Chart Industries, Inc.*	48,900	1,698,297
Greenbrier Companies, Inc. (a)	44,000	2,035,000
Titan International, Inc.	135,537	1,627,799
		5,361,096
Trading Companies & Distributors 1.4%
Rush Enterprises, Inc. "A"*	61,596	2,290,139
Information Technology 14.7%
Communications Equipment 0.9%
NETGEAR, Inc.*	33,389	1,439,066
Electronic Equipment, Instruments & Components 4.0%
Belden, Inc.	21,029	1,586,217
Benchmark Electronics, Inc.*	66,210	2,138,583
Sanmina Corp.*	32,089	1,222,591
Tech Data Corp.*	15,907	1,606,607
		6,553,998
Internet Software & Services 3.3%
Blucora, Inc.*	77,063	1,633,736
j2 Global, Inc.	24,645	2,097,043
WebMD Health Corp.*	28,782	1,688,064
		5,418,843
IT Services 1.6%
ManTech International Corp. "A"	40,365	1,670,303
NeuStar, Inc. "A"*	28,502	950,542
		2,620,845
Semiconductors & Semiconductor Equipment 2.1%
Photronics, Inc.*	198,290	1,863,926
Synaptics, Inc.* (a)	33,000	1,706,430
		3,570,356
Software 2.8%
Take-Two Interactive Software, Inc.*	35,457	2,601,835
Verint Systems, Inc.*	48,500	1,973,950
		4,575,785
Materials 5.3%
Chemicals 1.4%
Trinseo SA	33,243	2,283,794
Containers & Packaging 1.0%
Greif, Inc. "A"	28,800	1,606,464
Metals & Mining 2.9%
Commercial Metals Co.	88,456	1,718,700
SunCoke Energy, Inc.*	280,433	3,056,720
		4,775,420
Real Estate 5.0%
Equity Real Estate Investment Trusts (REITs) 4.6%
Kite Realty Group Trust	90,274	1,708,887
LaSalle Hotel Properties	55,400	1,650,920
National Storage Affiliates Trust	103,295	2,387,147
Sabra Health Care REIT, Inc. (a)	74,400	1,793,040
		7,539,994
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions SA*	28,952	631,733
Utilities 1.0%
Multi-Utilities
Unitil Corp.	35,993	1,738,822
Total Common Stocks (Cost $124,764,414)		156,033,618
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (Cost $121,200)	1,212	153,810
Securities Lending Collateral 8.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (b) (c) (Cost $14,675,376)	14,675,376	14,675,376
Cash Equivalents 4.8%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $7,858,533)	7,858,533	7,858,533
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $147,419,523) †	108.7	178,721,337
Other Assets and Liabilities, Net	(8.7)	(14,352,940)
Net Assets	100.0	164,368,397

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $147,456,197. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $31,265,140. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,976,643 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,711,503.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $14,104,326, which is 8.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$156,033,618	$—	$—	$156,033,618
Convertible Preferred Stock	—	—	153,810	153,810
Short-Term Investments (d)	22,533,909	—	—	22,533,909
Total	$178,567,527	$—	$153,810	$178,721,337

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Core Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017